CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Available-for-sale Securities - Narrative) (Details) (USD $)	12 Months Ended			162 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Nov. 30, 2012	Apr. 07, 2015	Aug. 31, 2012
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Per share price of investment	$ 2.83
Impairment charge	$ 3,947,000	$ 9,400,000	$ 3,043,000
Loss recorded on divestiture		1,307,000	16,239,000
Fair value of securities	50,499,000	53,971,000
Par value of shares (in Hong Kong dollars per share)	$ 0.00375	$ 0.00375
Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Fair value of securities	40,200,000	45,971,000
IPTV operations [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Amount of consideration paid by the Company upon divestiture							30,000,000
Loss recorded on divestiture			17,500,000	(100,000)
AioTV [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Equity method investment, ownership interest (as a percent)	44.00%
AioTV [Member] | Series B preferred stock [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Payments to acquire available-for-sale equity securities					8,000,000
Per share price of investment					$ 0.320937
UTStarcom Hong Kong Holdings Ltd. [Member] | Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Fair value of securities	20,200,000
UTStarcom Hong Kong Holdings Ltd. [Member] | IPTV operations [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Loss recorded on divestiture			(17,500,000)
UTStarcom Hong Kong Holdings Ltd. [Member] | IPTV operations [Member] | Subsequent Events [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Ownership interest upon conversion of preference shares and convertible bonds						14.00%
UTStarcom Hong Kong Holdings Ltd. [Member] | IPTV operations [Member] | Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Principal amount of consideration received							20,000,000
UTStarcom Hong Kong Holdings Ltd. [Member] | IPTV operations [Member] | Convertible Bond [Member] | Subsequent Events [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Face amount of convertible debt						20,000,000
Cash proceeds from partial payment of the principal of the Convertible Bond						10,000,000
Ownership interest upon conversion of preference shares and convertible bonds						14.00%
UTStarcom Hong Kong Holdings Ltd. [Member] | Ordinary Shares [Member] | IPTV operations [Member] | Subsequent Events [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Convertible Bond converted to ordinary shares						14
UTStarcom Hong Kong Holdings Ltd. [Member] | UTStarcom Hong Kong Ltd. [Member] | Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Interest rate of debt securities (as a percent)		6.50%					6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date	$ 5,000,000
Percentage of outstanding shares to be issued on conversion if operating income break-even is achieved on or prior to the Maturity Date	8.00%
Minimum [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | UTStarcom Hong Kong Ltd. [Member] | Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date	25.00%
Maximum [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | UTStarcom Hong Kong Ltd. [Member] | Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date	33.00%